Document and Entity Information	Apr. 30, 2026
Document And Entity Information [Line Items]
Entity Registrant Name	CH4 Natural Solutions Corp
Amendment Flag	false
Entity Central Index Key	0002044817
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Apr. 30, 2026
Entity Incorporation State Country Code	E9
Entity File Number	001-43264
Entity Tax Identification Number	98-1821196
Entity Address, Address Line One	712 Fifth Avenue
Entity Address, Address Line Two	36th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10019
City Area Code	212
Local Phone Number	993-0076
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Units Each Consisting Of One Class A Ordinary Share 0.0001 Par Value And One Half Of One Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units, each consisting of one Class A ordinary share, $0.0001 par value, and one-half of one warrant
Trading Symbol	MTNE.U
Security Exchange Name	NYSE
Capital Unit, Class A [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	MTNE
Security Exchange Name	NYSE
Warrants Exercisable For One Class A Ordinary Share At An Exercise Price Of 11.50 Per Share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants, exercisable for one Class A ordinary share at an exercise price of $11.50 per share
Trading Symbol	MTNE.WS
Security Exchange Name	NYSE